Note 9 - Income tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [line items]
Current tax	$ (562,216)	$ (651,769)	$ (868,695)
Deferred tax	61,600	172,089	193,739
Tax charges	$ (500,616)	$ (479,680)	$ (674,956)